Impairment (Charges) Reversals and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Impairment and Reversal of Impairment and Goodwill [Abstract]
Goodwill	$ 3,057	$ 3,057